INVENTORY, NET (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY NET

Inventory consisted of the following:

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Finished goods	3,665	14,721
Raw materials	15,720	16,249
Work-in-process	7,517	9,503
Inventory, subtotal	26,902	40,473
Less: inventory impairment provision	(12,117)	(16,555)
Inventory, net	14,785	23,918